Goodwill (Details) - Schedule of changes in the carrying amount of goodwill ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Schedule of changes in the carrying amount of goodwill [Abstract]
Beginning balance	¥ 196,962	¥ 274,567
Decrease during the year		(81,605)
Goodwill	¥ 192,962	¥ 192,962	$ 28,808